SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Disclosure of supplemental disclosure of cash flow) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Supplemental Cash Flow Information [Abstract]
Amounts and other receivables	$ (12,844)	$ (536,815)
Inventories	(2,183,501)	(665,572)
Prepaids and deposits	(181,606)	(985,522)
Accounts payable and accrued liabilities	(17,377)	831,484
Total change in non-cash working capital balances	(2,395,328)	(1,356,425)
Supplementary disclosures:
Change in accounts payable relating to property and equipment	105,264	0
Assumption of mortgage to acquire building	0	1,949,000
Shares issued charged to share issue costs	$ 0	$ 38,979